Stock Option Plan - Stock Option Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	May 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Number of Outstanding Options, Beginning balance	29,564
Additional authorized options	203,050
Options granted	(212,925)
Options, Outstanding at ending	19,689
Options, Outstanding at beginning	105,898
Additional authorized options	203,050
Options granted	212,925
Options exercised	(64,765)
Options, Outstanding at ending	254,058
Options, Options exercisable	24,861
Options, Options exercisable, vested and expected to vest	254,058	66,516
Weighted Average Exercise Price Per Option, Beginning balance	$ 1.37
Weighted Average Exercise Price Per Option, Stock options granted	2.06
Weighted Average Exercise Price Per Option, Sock options exercised	0.00
Weighted Average Exercise Price Per Option, Ending balance	1.94
Weighted Average Exercise Price Per Option, Vested and expected to vest	1.30
Weighted Average Exercise Price Per Option, Vested and expected to vest	$ 1.94	$ 1.37
Aggregate Intrinsic Value, Beginning balance	$ 3,368,812
Stock options exercisable as of , December 31, 2015	345,447
Aggregate Intrinsic Value, Ending balance	$ 3,368,812